Share Capital - Schedule of Outstanding and Exercisable Options by Exercise Price Range (Detail) (CAD)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Number Outstanding	4,214,078	5,909,332	16,176,212
Options Outstanding, Weighted Average Remaining Life (in years)	2 years 1 month 2 days
Options Outstanding, Weighted Average Exercise Price Per Share	13.30	16.23	15.58
Options Exercisable, Number Exercisable	4,052,759
Options Exercisable, Weighted Average Exercise Price Per-Share	13.83
$2.41 to $6.76 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices, lower limit	2.41
Range of Exercise Prices, upper limit	6.76
Options Outstanding, Number Outstanding	470,104
Options Outstanding, Weighted Average Remaining Life (in years)	1 year 29 days
Options Outstanding, Weighted Average Exercise Price Per Share	2.94
Options Exercisable, Number Exercisable	470,104
Options Exercisable, Weighted Average Exercise Price Per-Share	2.94
$6.77 to $10.56 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices, lower limit	6.77
Range of Exercise Prices, upper limit	10.56
Options Outstanding, Number Outstanding	916,568
Options Outstanding, Weighted Average Remaining Life (in years)	2 years 7 months 17 days
Options Outstanding, Weighted Average Exercise Price Per Share	7.17
Options Exercisable, Number Exercisable	804,478
Options Exercisable, Weighted Average Exercise Price Per-Share	8.17
$10.57 to $14.41 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices, lower limit	10.57
Range of Exercise Prices, upper limit	14.41
Options Outstanding, Number Outstanding	1,155,046
Options Outstanding, Weighted Average Remaining Life (in years)	1 year 9 months 7 days
Options Outstanding, Weighted Average Exercise Price Per Share	12.60
Options Exercisable, Number Exercisable	1,155,046
Options Exercisable, Weighted Average Exercise Price Per-Share	12.60
$14.42 to $23.75 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Prices, lower limit	14.42
Range of Exercise Prices, upper limit	23.75
Options Outstanding, Number Outstanding	1,672,360
Options Outstanding, Weighted Average Remaining Life (in years)	2 years 3 months 15 days
Options Outstanding, Weighted Average Exercise Price Per Share	20.06
Options Exercisable, Number Exercisable	1,623,131
Options Exercisable, Weighted Average Exercise Price Per-Share	20.67